Business Acquisitions - Summary of Pro Forma Information of the Combined Results of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition, Pro Forma Information [Abstract]
Revenue	$ 446,873	$ 281,597	$ 815,143	$ 582,482
Net income (loss)	$ 15,940	$ 7,821	$ 22,096	$ 21,073